SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Interest Paid	$ 20	$ 34
Taxes Paid	0	136
Equipment Acquired Under Finance Leases And Equipment Loans	$ 1,101	$ 0